UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 95.2%
Corporate — 5.4%
California Municipal Finance Authority, Refunding RB, Series A:
3.00%, 1/01/17	$425	$437,006
3.00%, 1/01/18	440	454,335
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (a)	2,020	2,194,548
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,204,296

		5,290,185

County/City/Special District/School District — 23.0%
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 6/15/18	1,640	1,857,530
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,075,730
4.75%, 5/01/21	1,115	1,184,554
Fontana Public Finance Authority California, Refunding, Tax Allocation Bonds, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,401,552
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,634,500
Jurupa Public Financing Authority, Refunding, Special Tax Bonds, Series A, 4.00%, 9/01/18	380	412,437
Lathrop Financing Authority, RB, Water Supply Project, 5.80%, 6/01/21	470	472,552
Lodi Unified School District California, GO, Refunding (AGM), 4.00%, 8/01/18	1,000	1,097,460
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	220,392
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 5.00%, 7/01/17 (b)	$300	$328,815
Los Banos Unified School District California, GO, Election of 2008 (AGM), 5.00%, 8/01/18	475	525,944
San Marcos Unified School District California, GO, CAB (c):
0.00%, 8/01/17	385	375,910
0.00%, 8/01/18	500	475,490
Santa Clara Unified School District California, GO, Election of 2004, Series A, 5.00%, 7/01/18	1,690	1,913,164
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 4/01/19 (c)	4,590	3,636,795

		22,612,825

Education — 8.8%
State of California Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,417,995
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	2,899,575
Series A, 5.00%, 11/01/18	900	1,027,971
Series S, 5.00%, 5/15/18	2,000	2,259,720

		8,605,261

Health — 11.3%
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 10/01/18	750	849,877
Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,664,263
California Health Facilities Financing Authority, Refunding RB:
Adventist Health System/West, Series A, 4.00%, 3/01/18	1,000	1,081,730
Sutter Health, Series D, 5.00%, 8/15/18	515	583,238

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series E-1, 5.00%, 4/01/44 (a)	$4,700	$5,127,888
California Statewide Communities Development Authority, Refunding RB:
Episcopal Communities & Services, 5.00%, 5/15/18	300	333,543
Huntington Memorial Hospital, Series B, 5.00%, 7/01/18	500	562,765
County of Los Angeles California Redevelopment Authority, Refunding, Tax Allocation Bonds, South Gate Redevelopment Project No. 1 and Claremont Consolidated Redevelopment Project, Series A, 4.00%, 9/01/18	850	933,512

		11,136,816

Housing — 1.8%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	565	597,736
3.50%, 2/01/19	1,090	1,166,082

		1,763,818

State — 11.9%
State of California, GO, Refunding:
5.00%, 9/01/18	3,400	3,860,088
5.00%, 11/01/20	20	20,080
Various Purpose, 5.25%, 10/01/22	4,000	4,944,360
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,029
State of California, GO, Refunding Series A:
5.00%, 7/01/18	160	181,513
5.00%, 7/01/18 (d)	560	633,371
State of California Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,022,505

		11,671,946

Transportation — 10.1%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	564,100
Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	$2,720	$3,087,064
Port of Oakland California, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,808,025
5.00%, 5/01/19	3,000	3,440,460

		9,899,649

Utilities — 22.9%
California State Department of Water Resources, Refunding RB:
Power Supply, Series H, 5.00%, 5/01/22	3,500	3,943,905
Series L, 5.00%, 5/01/19	2,000	2,312,640
Series N, 5.00%, 5/01/19	3,500	4,047,120
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,141,600
Contra Costa California Water Authority, Refunding RB, California Water Treatment, Series A, 3.00%, 10/01/18	900	961,587
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,222,990
Cucamonga Valley California Water District, Refunding RB, Series A (AGM):
4.00%, 9/01/18	325	357,429
3.00%, 9/01/19	375	402,877
4.00%, 9/01/19	325	363,080
Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	680,472
Los Angeles California Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	2,904,850
Sacramento California Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	454,392

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	$685	$750,548

		22,543,490
Total Municipal Bonds in California		93,523,990

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	276,305

U.S. Virgin Islands — 2.8%
State — 2.8%
Virgin Islands Public Finance Authority, RB, Series A:
5.00%, 10/01/16	930	982,229
5.00%, 10/01/17	970	1,051,111
Municipal Bonds	Par (000)	Value
U.S. Virgin Islands (concluded)
State (concluded)
Virgin Islands Public Finance Authority, RB, Series A (concluded):
5.00%, 10/01/18	$670	$739,164
Total Municipal Bonds in U.S. Virgin Islands		2,772,504
Total Long-Term Investments (Cost — $92,194,495) — 98.3%		96,572,799

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (e)(f)	536,178	536,178
Total Short-Term Securities (Cost — $536,178) — 0.5%		536,178
Total Investments (Cost — $92,730,673*) — 98.8%		97,108,977
Other Assets Less Liabilities — 1.2%		1,130,807

Net Assets Applicable to Common Shares — 100.0%		$98,239,784

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$92,730,673

Gross unrealized appreciation	$4,386,409
Gross unrealized depreciation	(8,105)

Net unrealized appreciation	$4,378,304

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal or U.S. Treasury obligations.
(e)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BIF California Municipal Money Fund	63,656	472,522	536,178	—

(f)	Represents the current yield as of report date.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	3

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Trust's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$96,572,799	—	$96,572,799
Short-Term Securities	$536,178	—	—	536,178
Total	$536,178	$96,572,799	—	$97,108,977

[1]	See above Schedule of Investments for values in each sector.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2015	4

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 22, 2015